EQUITY (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2025	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of treasury shares purchased (in shares)			1,000,000
Purchase of treasury shares			SFr 100
Number of shares repurchased for share-based payment arrangement (in shares)			99,186
Capital contributions (distributions)				SFr 1,177,700	SFr (64,200)
Dividends paid, ordinary shares		SFr 240,400
Other Reserves
Disclosure of classes of share capital [line items]
Decrease through change in service agreement, equity					50,900
Other reserves, increase (decrease) through income tax effects allocated directly to equity					SFr 6,100
Other Reserves | Liberty Global Europe Holding BV
Disclosure of classes of share capital [line items]
Other reserves, increase (decrease) through income tax effects allocated directly to equity				25,100
Capital contributions (distributions)				SFr 1,106,200
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			71,276,895	69,759,702
Par value per share (in CHF per share)	SFr 0.10		SFr 0.10
Number of shares outstanding (in shares)			70,108,614	68,858,888	69,759,702
Number of treasury shares purchased (in shares)			0	1,000,000
Number of shares repurchased for share-based payment arrangement (in shares)			1,232,533	99,186
Shares issued during period (in shares)	1,500,000
Dividends paid, ordinary shares per share (in CHF per share)		SFr 3.33
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CHF per share)			SFr 3.42
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			25,805,386	25,977,316
Par value per share (in CHF per share)			SFr 0.01
Number of shares outstanding (in shares)			25,805,386	25,977,316	25,977,316
Number of treasury shares purchased (in shares)			0	0
Number of shares repurchased for share-based payment arrangement (in shares)			0	0
Dividends paid, ordinary shares per share (in CHF per share)		SFr 0.33
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CHF per share)			SFr 0.34